Employee Benefit Plans (Schedule of Expected Future Benefit Payments) (Details) (USD $)	Sep. 30, 2014
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 658,958
2016	663,482
2017	697,730
2018	765,358
2019	806,282
2020-2024	5,802,914
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	700,411
2016	706,182
2017	701,764
2018	702,568
2019	718,275
2020-2024	$ 4,143,874